Stockholders' Deficit (Details) - Schedule of Warrant Activity - Warrant [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Outstanding and exercisable (in Shares)	2,240,000	2,240,000	2,240,000	42,777
Weighted- Average Exercise Price, Outstanding and exercisable	$ 0.2	$ 0.2	$ 0.2	$ 1.12
Weighted- Average Remaining Contractual Term (Years), Outstanding and exercisable	5 years	5 years 6 months	6 years 6 months
Weighted- Average Grant-Date Fair Value, Outstanding	$ 0.2	$ 0.2	$ 0.2
Aggregate Intrinsic Value, Outstanding and exercisable (in Dollars)			$ 224,000	$ 93,255